SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                   FORM 12b-25



                        Commission File Number 033-03583-S





                           NOTIFICATION OF LATE FILING





(Check One):   [X] Form 10-K    [_] Form 11-K    [_] Form 20-F    [_] Form 10-Q

               [_] Form N-SAR



               For Period Ended: December 31, 2007



     [_]  Transition Report on Form 10-K



     [_]  Transition Report on Form 20-F



     [_]  Transition Report on Form 11-K



     [_]  Transition Report on Form 10-Q



     [_]  Transition Report on Form N-SAR



          For the Transition Period Ended:



     Read attached  instruction  sheet before  preparing  form.  Please print or type.



     Nothing in this form shall be  construed to imply that the  Commission  has verified any information contained herein.



     If the  notification  relates  to a portion of the  filing  checked  above,

identify the item(s) to which the notification relates:





                                     PART I

                             REGISTRANT INFORMATION





                            Prestige Capital Corp

________________________________________________________________________________

Full Name of Registrant



________________________________________________________________________________

Former Name if Applicable



                       1348 East 3300 South, #202

________________________________________________________________________________

Address of Principal Executive Office (Street and Number)



                             Salt Lake City, UT 84106

________________________________________________________________________________

City, State and Zip Code

                                    PART II

                             RULE 12b-25(b) AND (c)



     If the subject  report could not be filed  without  unreasonable  effort or expense  and  the  registrant  seeks  relief  pursuant  to Rule  12b-25(b),  the following should be completed. (Check box if appropriate.)



     |    (a)  The reasons  described in  reasonable  detail in Part III of this

     |         form  could  not be  eliminated  without  unreasonable  effort or

     |         expense;

     |

     |    (b)  The subject annual report,  semi-annual report, transition report

     |         on Form 10-K,  Form  20-F,  Form 11-K or Form  N-SAR,  or portion

[X]  |         thereof  will  be  filed  on or  before  the  15th  calendar  day

     |         following  the  prescribed  due date;  or the  subject  quarterly

     |         report or transition report on Form 10-Q, or portion thereof will

     |         be filed on or  before  the  fifth  calendar  day  following  the

     |         prescribed due date; and

     |

     |    (c)  The  accountant's  statement  or other  exhibit  required by Rule

     |         12b-25(c) has been attached if applicable.





                                    PART III

                                    NARRATIVE



     State below in reasonable  detail why the Form 10-K, 11-K, 20-F 10-Q, N-SAR or the  transition  report  portion  thereof  could  not  be  filed  within  the prescribed time period. (Attach extra sheets if needed.)





     Form  10-KSB  for  Prestige Capital Corp  cannot  be  filed  within  the prescribed  period  due to the  audit  not being  completed  in the time  period necessary for current filing.

                                    PART IV

                               OTHER INFORMATION



(1)  Name  and  telephone  number  of  person  to  contact  in  regard  to  this notification



     Daniel Drummond                                            (858) 756-0369

     ---------------------------------------------------------------------------

                       (Name)                     (Area Code) (Telephone Number)



(2)  Have all other periodic  reports  required under Section 13 or 15(d) of the

     Securities Exchange Act of 1934 or Section 30 of the Investment Company Act

     of 1940 during the preceding 12 months or for such shorter  period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

                                                                 [X] Yes  [_] No



(3)  Is it anticipated that any significant change in results of operations from the corresponding  period for the last fiscal year will be reflected by the earnings  statements  to be  included  in the  subject  report  or  portion thereof?

                                                                 [_] Yes  [X] No



     If so: attach an explanation of the anticipated  change,  both  narratively and  quantitatively,  and, if  appropriate,  state the reasons why a  reasonable estimate of the results cannot be made.





                             Prestige Capital Corp

--------------------------------------------------------------------------------

                  (Name of Registrant as Specified in Charter)



Has  caused  this  notification  to be signed on its  behalf by the  undersigned thereunto duly authorized.





Date March 31, 2008            By: /s/ Daniel Drummond

    -------------------            ---------------------------------------------

                                   Daniel Drummond, CEO



          INSTRUCTION:  The form may be signed by an  executive  officer  of the registrant  or by any other duly  authorized  representative.  The name and title of the person signing the form shall be typed or printed  beneath the signature.  If the  statement is signed on behalf of the  registrant  by an authorized  representative  (other than an executive officer),  evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.





                                    ATTENTION



     Intentional  misstatements or omissions of fact constitute Federal Criminal

Violations (see 18 U.S.C. 1001).